UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    KR Capital Advisors, Inc.
Address: 450 Park Avenue

         New York, NY  10022

13F File Number:  28-1316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard K. Kravitz
Title:     Senior Vice President
Phone:     (212) 888-6300

Signature, Place, and Date of Signing:

     Richard K. Kravitz     New York, NY     August 10, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     77

Form13F Information Table Value Total:     $1,837,071 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name


1    28-6772                       KR Capital Partners I, LP

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                  COM                 88579Y101    59066   816952 SH       SOLE                   686352            130600
Accenture Ltd.              COM                 G1150G111    21944   967992 SH       SOLE                   811792            156200
American International GroupCOM                 026874107    67391  1159912 SH       SOLE                   976338            183574
American International GroupCOM                 026874107     7583   130512 SH       DEFINED 01             130512
American Standard Companies COM                 029712106    87010  2075617 SH       SOLE                  1751017            324600
American Standard Companies COM                 029712106     6728   160500 SH       DEFINED 01             160500
Aramark Corp Cl B           COM                 038521100    20118   762045 SH       SOLE                   640045            122000
Baker Hughes Inc.           COM                 057224107    15314   299342 SH       SOLE                   251742             47600
Bank of America Corp.       COM                 060505104    42521   932280 SH       SOLE                   790880            141400
Bank of America Corp.       COM                 060505104     9122   200000 SH       DEFINED 01             200000
Bank of New York Inc.       COM                 064057102    26794   931007 SH       SOLE                   799207            131800
Baxter International Inc.   COM                 071813109    37921  1022137 SH       SOLE                   863937            158200
Baxter International Inc.   COM                 071813109     3710   100000 SH       DEFINED 01             100000
Black & Decker Corp         COM                 091797100    33618   374160 SH       SOLE                   314360             59800
Boston Scientific Corp      COM                 101137107    32588  1206980 SH       SOLE                  1019580            187400
BP PLC ADR                  COM                 055622104     1871    30000 SH       SOLE                    30000
Brunswick Corp.             COM                 117043109    53891  1244031 SH       SOLE                  1039031            205000
Cardinal Health Inc.        COM                 14149Y108      604    10486 SH       SOLE                    10486
Celanese Corp. - Series A   COM                 150870103     4767   300000 SH       DEFINED 01             300000
Celanese Corp. - Series A   COM                 150870103    32868  2068495 SH       SOLE                  1752895            315600
Cendant Corp.               COM                 151313103    29509  1319135 SH       SOLE                  1108135            211000
Cendant Corp.               COM                 151313103     3915   175000 SH       DEFINED 01             175000
Cigna Corp                  COM                 125509109    85615   799918 SH       SOLE                   673218            126700
Cigna Corp                  COM                 125509109    10168    95000 SH       DEFINED 01              95000
CIT Group Inc.              COM                 125581108     6961   162000 SH       SOLE                   162000
Citigroup Inc.              COM                 172967101     5198   112434 SH       DEFINED 01             112434
Citigroup Inc.              COM                 172967101    80188  1734536 SH       SOLE                  1466010            268526
ConocoPhillips              COM                 20825C104     6899   120000 SH       SOLE                   120000
Cooper Cameron Corp.        COM                 216640102    12410   200000 SH       DEFINED 01             200000
Cooper Cameron Corp.        COM                 216640102    38049   613199 SH       SOLE                   512299            100900
CVS Corporation             COM                 126650100    34261  1178564 SH       SOLE                   985964            192600
Eaton Corp.                 COM                 278058102    39162   653790 SH       SOLE                   548390            105400
Fisher Scientific Intl.     COM                 338032204     1879    28950 SH       SOLE                    28950
Goldman Sachs Group Inc.    COM                 38141G104    55463   543646 SH       SOLE                   452946             90700
HCA Inc.                    COM                 404119109    48444   854852 SH       SOLE                   722352            132500
Hewlett-Packard Company     COM                 428236103    34452  1465440 SH       SOLE                  1236740            228700
Hewlett-Packard Company     COM                 428236103     2365   100600 SH       DEFINED 01             100600
IAC/Interactive Corp.       COM                 44919P102     3006   125000 SH       DEFINED 01             125000
IAC/Interactive Corp.       COM                 44919P102    30604  1272520 SH       SOLE                  1074770            197750
International Business Mach COM                 459200101    36745   495222 SH       SOLE                   416122             79100
Interstate Bakeries         COM                 46072H108     1752   250000 SH       DEFINED 01             250000
J.C. Penney Co. Inc.        COM                 708160106    39871   758290 SH       SOLE                   641990            116300
J.C. Penney Co. Inc.        COM                 708160106     5258   100000 SH       DEFINED 01             100000
JP Morgan Chase & Co.       COM                 46625H100     1625    46000 SH       SOLE                    46000
Laboratory Corp of America  COM                 50540R409    41895   839587 SH       SOLE                   703587            136000
Laboratory Corp of America  COM                 50540R409     4990   100000 SH       DEFINED 01             100000
Mattel Inc.                 COM                 577081102    39250  2144805 SH       SOLE                  1806105            338700
Mattel Inc.                 COM                 577081102     3660   200000 SH       DEFINED 01             200000
MBNA Corp.                  COM                 55262L100    41493  1586110 SH       SOLE                  1336810            249300
MBNA Corp.                  COM                 55262L100     2616   100000 SH       DEFINED 01             100000
Microsoft Corp.             COM                 594918104    37772  1520627 SH       SOLE                  1281827            238800
Microsoft Corp.             COM                 594918104     2484   100000 SH       DEFINED 01             100000
National-Oilwell Inc.       COM                 637071101     2291    48200 SH       SOLE                    48200
Nike Inc. Cl B              COM                 654106103    44031   508442 SH       SOLE                   425442             83000
Pentair Inc.                COM                 709631105    40619   948820 SH       SOLE                   799120            149700
Pentair Inc.                COM                 709631105     4281   100000 SH       DEFINED 01             100000
Pioneer Companies Inc.      COM                 723643300     4508   205000 SH       DEFINED 01             205000
Reebok International Ltd.   COM                 785110100     4183   100000 SH       DEFINED 01             100000
Schlumberger Ltd.           COM                 806857108    24929   328275 SH       SOLE                   275375             52900
Texas Instruments Inc.      COM                 882508104    44060  1569647 SH       SOLE                  1323847            245800
Texas Instruments Inc.      COM                 882508104     5614   200000 SH       DEFINED 01             200000
The Scotts Company Cl A     COM                 810186106      427     6000 SH       SOLE                     6000
Tyco Intl Ltd.              COM                 902124106    45964  1574125 SH       SOLE                  1323425            250700
Tyco Intl Ltd.              COM                 902124106     5110   175000 SH       DEFINED 01             175000
Univision Communications - ACOM                 914906102    32645  1184930 SH       SOLE                  1000930            184000
Univision Communications - ACOM                 914906102     5785   210000 SH       DEFINED 01             210000
Viacom Inc Cl B             COM                 925524308    43886  1370583 SH       SOLE                  1153983            216600
Viacom Inc Cl B             COM                 925524308     6404   200000 SH       DEFINED 01             200000
Vishay Intertechnology      COM                 928298108     1187   100000 SH       DEFINED 01             100000
Walt Disney Co.             COM                 254687106    35548  1411757 SH       SOLE                  1186457            225300
Wells Fargo & Co.           COM                 949746101    33275   540361 SH       SOLE                   451461             88900
Wells Fargo & Co.           COM                 949746101     6158   100000 SH       DEFINED 01             100000
Whirlpool Inc.              COM                 963320106    40554   578430 SH       SOLE                   488030             90400
Whirlpool Inc.              COM                 963320106     7011   100000 SH       DEFINED 01             100000
Yellow Roadway Corp         COM                 985577105      437     8600 SH       SOLE                     8600
Yellow Roadway Corp         COM                 985577105    10160   200000 SH       DEFINED 01             200000
York Intl Corp New          COM                 986670107    34616   910940 SH       SOLE                   770315            140625